Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Summary of Significant Accounting Policies
Organization and Summary of Significant Accounting Policies:

Victory Energy Corporation ("Victory" or "the Company") is an Austin, Texas based publicly held company that is in the process of transitioning from an upstream oil and gas exploration and production company, into a technology driven oilfield services company offering patented oil and gas technology drilling products designed to improve oil and gas well drilling outcomes.

Prior to entering into the Transaction Agreement and Divestiture Agreement described below, the Company had been focused on the acquisition and development of unconventional resource play opportunities in the Permian Basin, the Eagle Ford shale of south Texas and other strategically important areas that offer predictable economic outcomes and long-lived reserve characteristics. The Company's asset portfolio included both vertical and horizontal wells in prominent formations such as the Eagle Ford, Austin Chalk, Woodbine, Spraberry, Wolfcamp, Wolfberry, Mississippian, Cline, Fusselman and Ellenberger. As of August 21, 2017, the Company held a working interest in 30 completed wells located in Texas and New Mexico, predominantly in the Permian Basin of west Texas and the Eagle Ford area of south Texas.

Prior to the divestiture of Aurora Energy Partners, a two-member Texas partnership (“Aurora”), described below, all of the Company's oil and natural gas operations were conducted through, and the Company held all of our oil and natural gas assets through, the Company's 50% partnership interest in Aurora. Aurora was a consolidated subsidiary for financial statement purposes. Through the Company's partnership interest in Aurora, the Company was the beneficial owner of fifty percent (50%) of the oil and gas properties, wells and reserves held of record by Aurora.

Following the Transaction Agreement and the divestiture of the Company's interests in Aurora, the Company is focused exclusively on technology-driven, friction reducing oilfield products and services. Specifically, delivering metal coating products and services that provide protection and friction reduction for nearly every metal component of a drilling operation.

The Company was organized under the laws of the State of Nevada on January 7, 1982. The Company is authorized to issue 300,000,000 shares of $0.001 par value common stock. On December 19, 2017 the Company completed a 1-for-38 reverse stock split of the outstanding common stock. All information in this Annual Report on Form 10-K reflects the effect of the reverse stock split. The Company has 5,206,174 shares of common stock outstanding as of December 31, 2017. Our corporate headquarters are located at 3355 Bee Caves Rd. Ste. 608, Austin, Texas.

A summary of significant accounting policies followed in the preparation of the accompanying financial statements is set forth below.

Basis of Presentation and Consolidation:

For the year ended December 31, 2016 the financial statements were previously presented on a consolidated basis. Following the Divestiture of Aurora discussed above, which was completed on December 13, 2017, the Company does not have any subsidiaries. All of the operations are conducted by the Company.

Use of Estimates:

The preparation of our financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates are used primarily when accounting for depreciation, depletion, and amortization (“DD&A”) expense, property costs, estimated future net cash flows from proved reserves, assumptions related to abandonments and impairments of oil and natural gas properties, taxes, accruals of capitalized costs, operating costs and production revenue, general and administrative costs and interest, purchase price allocation on properties acquired, various common stock, warrants and option transactions, and loss contingencies.

Cash and Cash Equivalents:

The Company considers all liquid investments with original maturities of three months or less from the date of purchase that are readily convertible into cash to be cash equivalents. The Company had no cash equivalents at December 31, 2017 and December 31, 2016.

Other Property and Equipment:

Our office equipment in Austin, Texas is being depreciated on the straight-line method over the estimated useful life of three to seven years.

Intangible Assets:

Our intangible assets are comprised of contract-based and marketing-related intangible assets. Our contract-based intangible assets include a sublicense agreement and a trademark license. The contract-based intangible assets have useful lives of 11.1 years to 15 years. As of December 31, 2017 the Company has not begun to use the economic benefits of the sublicense agreement and the trademark license and, accordingly, they were not amortized. The Company will begin to amortize the contract-based intangible assets using the straight-line amortization method over their respective remaining useful lives once it has begun to use their economic benefits. Our marketing related intangible assets include three non-compete agreements all of which have useful lives of 15 years. As of December 31, 2017 the Company has not begun to use the economic benefits of the non-compete agreements and, accordingly, they were not amortized. The Company will begin to amortize the marketing-related intangible assets using the straight-line amortization method over their respective remaining useful lives once it has begun to use their economic benefits. The remaining useful lives of intangible assets will be evaluated each reporting period. Intangible assets will be tested for impairment at least annually and upon a triggering event. The following table shows intangible assets and related accumulated amortization as of December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Sublicense agreement	$11,330,000	$—
Trademark license	6,030,000	—
Non-compete agreements	270,000	—
Accumulated amortization	—	—
Intangible assets, net	$17,630,000	$—

Fair Value:

At December 31, 2017 and 2016, the carrying value of our financial instruments such as prepaid expenses and payables approximated their fair values based on the short-term maturities of these instruments. The carrying value of other liabilities approximated their fair values because the underlying interest rates approximated market rates at the balance sheet dates. Management believes that due to our current credit worthiness, the fair value of debt could be less than the book value. Financial Accounting Standard Board, or FASB, Accounting Standards Codification, or ASC, Topic 820, Fair Value Measurements and Disclosures, established a hierarchical disclosure framework associated with the level of pricing observability utilized in measuring fair value. This framework defined three levels of inputs to the fair value measurement process and requires that each fair value measurement be assigned to a level corresponding to the lowest level input that is significant to the fair value measurement in its entirety. The three broad levels of inputs defined by FASB ASC Topic 820 hierarchy are as follows:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;

Leve1 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Leve1 2 input must be observable for substantially the full term of the asset or liability; and

Leve1 3 - unobservable inputs for the asset or liability. These unobservable inputs reflect the entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances (which might include the reporting entity’s own data).

Unamortized Discount:

Unamortized discount consists of value attributed to free standing equity instruments issued to the holders of affiliate note payable (see Note 12) and are amortized over the life of the related loans using a method consistent with the interest method. Amortization of debt discount totaled $210,000 for the twelve months ended December 31, 2017 and is included in interest expense in the statements of operations. The following table shows the discount and related accumulated amortization as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Original issuance discount	$210,000	$—
Accumulated amortization	(210,000)	—
Unamortized discount, net	$—	$—

Stock-Based Compensation:

The Company applies FASB ASC 718, Compensation-Stock Compensation, to account for the issuance of options and warrants to employees, key partners, directors, officers and Navitus Energy Group ("Navitus") investors. The standard requires all share-based payments, including employee stock options, warrants and restricted stock, be measured at the fair value of the award and expensed over the requisite service period (generally the vesting period). The fair value of options and warrants granted to employees, directors and officers is estimated at the date of grant using the Black-Scholes option pricing model by using the historical volatility of our stock price. The calculation also takes into account the common stock fair market value at the grant date, the exercise price, the expected term of the common stock option or warrant, the dividend yield and the risk-free interest rate.

The Company from time to time may issue stock options, warrants and restricted stock to acquire goods or services from third-parties. Restricted stock, options or warrants issued to third parties are recorded on the basis of their fair value, which is measured as of the date issued. The options or warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying equity instrument on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance, is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period and is included in general and administrative expenses in the accompanying statements of operations.

Income Taxes:

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires an asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws and regulations. Deferred tax assets include tax loss and credit carry forwards and are reduced by a valuation allowance if, based on available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Earnings per Share:

Basic earnings per share are computed using the weighted average number of common shares outstanding at December 31, 2017 and 2016, respectively. The weighted average number of common shares outstanding was 1,039,420 at December 31, 2017. Diluted earnings per share reflect the potential dilutive effects of common stock equivalents such as options, warrants and convertible securities. Given the historical and projected future losses of the Company, all potentially dilutive common stock equivalents are considered anti-dilutive.

The following table outlines outstanding common stock shares and common stock equivalents.

	Years Ended December 31,
	2017	2016
Common Stock Shares Outstanding	5,206,174	823,278
Common Stock Equivalents Outstanding
Warrants	527,367	292,308
Stock Options	223,556	27,766
Unconverted Preferred A Shares	137,932	137,932
Total Common Stock Equivalents Outstanding	888,855	458,006

Going Concern:

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As presented in the financial statements, the Company has incurred losses of $20,720,286 and $1,906,599 during the years ended December 31, 2017 and 2016, respectively. Non-cash expenses and allowances were significant during the years ended December 31, 2017 and 2016, and the net cash used in operating activities, or negative cash flows from operating activities, were $1,938,140 and $2,027,080, respectively.

The cash proceeds from new contributions to the Aurora partnership by Navitus, and loans from affiliates have allowed the Company to continue operations. Management anticipates that operating losses will continue in the near term until the Company begins to operate as a technology focused oilfield services company. For the years ended December 31, 2017 and 2016, the Company had no significant capital expenditures.

On August 21, 2017, the Company entered into a loan agreement (as amended, the “VPEG Loan Agreement”) with Visionary Private Equity Group I, LP, a Missouri limited partnership (“VPEG”), pursuant to which VPEG loaned $500,000 to the Company. Such loan is evidenced by a secured convertible original issue discount promissory note issued by us to VPEG on August 21, 2017 (the “VPEG Note”). The VPEG Note reflects an original issue discount of $50,000 such that the principal amount of the VPEG Note is $550,000, notwithstanding the fact that the loan is in the amount of $500,000. The VPEG Note does not bear any interest in addition to the original issue discount, matures on September 1, 2017, and is secured by a security interest in all of the Company’s assets. On October 11, 2017, the Company and VPEG entered into an amendment to the VPEG Loan Agreement and VPEG Note, pursuant to which the parties agreed to (i) increase the loan amount to $565,000, (ii) increase the principal amount of the VPEG Note to $621,500, reflecting an original issue discount of $56,500 and (iii) extend the maturity date to November 30, 2017. On January 17, 2018, the Company and VPEG entered into a second amendment to the VPEG Loan Agreement and VPEG Note, pursuant to which the parties agreed (i) to extend the maturity date to a date that is five business days following VPEG’s written demand for payment on the VPEG Note; (ii) that VPEG will have the option but not the obligation to loan the Company additional amounts under the VPEG Note on the same terms upon the written request from the Company; and (iii) that, in the event that VPEG exercises its option to convert the note into shares of common stock at any time after the maturity date and prior to payment in full of the principal amount of the VPEG Note, the Company shall issue to VPEG a five year warrant to purchase a number of additional shares of common stock equal to the number of shares issuable upon such conversion, at an exercise price of $1.52 per share, and containing a cashless exercise feature and such other provisions as mutually agreed to by the Company and VPEG. This loan provided short-term financing required for operating and transaction expenses.

On August 21, 2017, the Company entered into a transaction agreement (the “Transaction Agreement”) with Armacor Victory Ventures, LLC, a Delaware limited liability company (“AVV”), pursuant to which AVV (i) granted to the Company a worldwide, perpetual, royalty free, fully paid up and exclusive sublicense to all of AVV’s owned and licensed intellectual property for use in the Oilfield Services industry, except for a tubular solutions company headquartered in France, and (ii) agreed to contribute to the Company $5,000,000 (the “Cash Contribution”), in exchange for which the Company issued 800,000 shares of its newly designated Series B Convertible Preferred Stock. To date, AVV has contributed a total of $255,000 to the Company, but has yet to make the entire Cash Contribution.

The Company remains in active discussions with VPEG and others related to longer term financing required for capital expenditures planned for 2018. Without additional outside investment from the sale of equity securities and/or debt financing, capital expenditures and overhead expenses must be reduced to a level commensurate with available cash flows.

The accompanying financial statements are prepared as if the Company will continue as a going concern. The financial statements do not contain adjustments, including adjustments to recorded assets and liabilities, which might be necessary if the Company were unable to continue as a going concern.